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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-00802

                        MAIRS AND POWER GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              332 MINNESOTA STREET, SUITE W1520, ST. PAUL, MN 55101
                  (Address of principal executive offices)    (Zip Code)

             GEORGE A. MAIRS, III, PRESIDENT, 332 MINNESOTA STREET,
                        SUITE W1520, ST. PAUL, MN 55101
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 651-222-8478

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2002

Item 1.   Report to Stockholders

MAIRS AND POWER
GROWTH FUND, INC.

ANNUAL REPORT
DECEMBER 31, 2002

W1520 FIRST NATIONAL BANK BUILDING
332 MINNESOTA STREET
ST. PAUL, MINNESOTA 55101
651-222-8478

                                                               February 10, 2003

TO OUR SHAREHOLDERS:

     Mairs and Power Growth Fund shares registered a decline of 8.1% for 2002 after adjustment for the dividend and capital gain distributions. This compares favorably with declines of 22.1% for the Standard & Poor's 500 Stock Index and 15.0% for the Dow Jones Industrial Average. The average domestic diversified stock fund had a decline of 22.4%. Our ten year average annual return of 15.4% once again placed us on the WALL STREET JOURNAL list of the fifty best performing mutual funds for the past 10-year period and within that list we ranked 4th among the diversified stock funds. Our fifteen year average annual return of 16.1% ranked 4th among all domestic stock funds according to a similar survey in the January 6th issue of BARRON'S. BUSINESS WEEK magazine, in the January 29th issue, examined a database of 3,500 mutual funds and measured the performance of each of these funds by the amount of risk its manager took to achieve these results, over a five year period. Only 172 funds (5% of the total) received the highest quality A rating. Mairs and Power Growth Fund was on that A list for the third consecutive year. SMART MONEY magazine published by Dow Jones & Co. ran an article in the November 2002 issue recommending "10 Funds for the Next 10 Years." In order to be considered, funds had to have at least a 10 year record and the same manager in place for at least the last five years. Only 193 domestic equity funds qualified. Further consideration was given to consistency of performance and management teams with succession plans in place and strong incentives such as ownership. The Fund ranked in third place among the ten recommended funds. A distinguishing feature of the Fund, which has benefitted both our performance and our survey rankings, has been our very low expense ratio, which was 0.78% of assets in 2002, and compares with the median expense ratio of 1.27% for all diversified stock funds as calculated by fund tracker Lipper Inc.

     Economic growth weakened in the fourth quarter of 2002 with Gross Domestic Product rising at an annual rate of only 0.7% following a very strong third quarter when the economy grew at a better-than-expected 4% pace. For the entire year, the economy expanded 2.4% which compares rather favorably with the first year of recovery following the last recession a decade ago when the economy grew only 1.5%. Much of the fourth quarter weakness was attributed to continued caution with respect to business spending and a slowdown in consumer spending on durable goods such as automobiles. Recent data suggests that consumer spending is now on a firmer footing and low business inventories will produce a rebound in business spending during the current quarter. The economy is projected to grow 2.8% this year based on the consensus of over 50 economists. Perhaps the major influence holding back more vigorous growth are the stagnant economies of Europe and Japan and the effect this has had on foreign trade.

     The threat of war has cast a pall over financial markets in recent months both in the U.S. and abroad. Since none of these international issues are subject to simple resolutions, they may well be a cause for investor malaise for an extended period. However, they should not obscure the fact that investment fundamentals have been steadily strengthening. Productivity surged 4.7% for the year which was the largest yearly increase since 1950. This important measure of business efficiency has positive implications for corporate profits as well as workers' incomes. Inflation, which was the scourge of our economy for twenty years, has been largely contained. Excluding volatile food and energy costs, consumer prices rose 1.9% last year, the smallest increase since 1965. The GDP price deflator, a broader index, gained just 0.8% for the year. This has permitted interest rates to fall to the lowest level in 41 years. Corporate earnings have been under pressure during the past two years but are now strengthening due in part to vigorous cost cutting undertaken by management in the wake of the recession. Corporate governance is improving and oversight strengthening as a counterpoint to recent laxness which, in certain instances, resulted in the destruction of shareholder wealth. Currently, we find much of the stock market undervalued based on improving fundamentals and historic relationships between interest rates and stock prices. The President has proposed a growth stimulus package which includes eliminating federal income taxes on dividends since they are already taxed at the corporate level. While congressional action may significantly alter this proposal, any measure of dividend tax relief could have substantial value for shareholders.

                                                      George A. Mairs, President

                                                    William B. Frels, Co-manager

[CHART]

                        COMPARISON OF CHANGE IN VALUE OF
                $10,000 INVESTMENT IN THE FUND, S & P 500 INDEX,
                          AND THE CONSUMER PRICE INDEX

                                                        DOLLARS IN THOUSANDS

                1992         1993        1994        1995       1996       1997       1998       1999      2000      2001     2002
Fund              10        11.29       11.92       17.80      22.50      28.95      31.66      33.93     42.91     45.69    41.98

S & P             10        11.01       11.15       15.34      18.87      25.17      32.39      39.20     35.63     31.39    24.45

CPI               10        10.27       10.55       10.81      11.17      11.36      11.54      11.85     12.25     12.45    12.75

       AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2002)

                                     1 Year          5 Years           10 Years
Mairs and Power Growth Fund          -8.1%            +7.7%             +15.4%

PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. PLEASE NOTE THAT THE ABOVE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FINANCIAL HIGHLIGHTS

(SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR ENDED DECEMBER 31
                                           2002         2001         2000        1999         1998
                                        ---------------------------------------------------------------
PER SHARE (1)

Net asset value, beginning of year      $  54.36     $  53.41     $  46.46     $  46.34     $  43.34

Investment operations:
   Net investment income                    0.45         0.51         0.54         0.43         0.43(*)
   Net realized and unrealized
      gains (losses) on investments        (4.86)        2.95        11.78         2.90         3.61
                                        ---------    ---------    ---------    ---------    -----------
TOTAL FROM INVESTMENT OPERATIONS           (4.41)        3.46        12.32         3.33         4.04

Less distributions:
   Dividends (from net
     investment income)                    (0.45)       (0.51)       (0.55)       (0.47)       (0.36)

   Distributions (from capital gains)      (0.24)       (2.00)       (4.82)       (2.74)       (0.68)
                                        ---------    ---------    ---------    ---------    -----------
TOTAL DISTRIBUTIONS                        (0.69)       (2.51)       (5.37)       (3.21)       (1.04)
                                        ---------    ---------    ---------    ---------    -----------
NET ASSET VALUE, END OF YEAR            $  49.26     $  54.36     $  53.41     $  46.46     $  46.34
                                        =========    =========    =========    =========    ===========
TOTAL INVESTMENT RETURN                     (8.1)%        6.5%        26.5%         7.2%         9.4%
                                        =========    =========    =========    =========    ===========
NET ASSETS, END OF YEAR
    (000'S OMITTED)                     $850,302     $679,027     $581,668     $546,836     $580,461

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to
     average net assets                     0.78%        0.76%        0.78%        0.79%        0.82%

   Ratio of net investment
     income to average net
     assets                                 0.93%        0.97%        1.06%        0.83%        0.97%

   Portfolio turnover rate                  1.25%        7.91%       15.34%        5.55%        2.04%

(*) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(1) All per share amounts have been adjusted to give effect to a two-for-one stock split which was paid on October 10, 2001.

STATEMENT OF NET ASSETS
DECEMBER 31, 2002

     NUMBER                                                                                 MARKET VALUE
   OF SHARES                           SECURITY DESCRIPTION                                  (NOTE 2a.)
----------------  ------------------------------------------------------------------     -----------------
                  COMMON STOCK  97.0%

                  BASIC INDUSTRIES  11.7%
         728,100  BMC Industries, Inc. *                                                        $1,143,117
         470,000  Bemis Company, Inc.                                                           23,326,100
         510,000  Ecolab, Inc.                                                                  25,245,000
         834,000  H. B. Fuller                                                                  21,583,920
         642,500  The Valspar Corporation                                                       28,385,650
                                                                                         -----------------
                                                                                                99,683,787
                                                                                         -----------------

                  CAPITAL GOODS  11.7%
         850,000  Donaldson Company, Inc.                                                       30,600,000
       1,131,662  Graco Inc.                                                                    32,422,116
       1,280,100  MTS Systems Corporation                                                       12,826,602
         680,000  Pentair, Inc.                                                                 23,494,000
                                                                                         -----------------
                                                                                                99,342,718
                                                                                         -----------------

                  CONSUMER CYCLICAL  8.3%
       1,330,000  Target Corporation                                                            39,900,000
         479,800  The Toro Company                                                              30,659,220
                                                                                         -----------------
                                                                                                70,559,220
                                                                                         -----------------
                  CONSUMER STAPLE  10.7%
         784,000  General Mills, Inc.                                                           36,808,800
       1,370,000  Hormel Foods                                                                  31,962,100
       1,370,000  SUPERVALU, Inc.                                                               22,618,700
                                                                                         -----------------
                                                                                                91,389,600
                                                                                         -----------------

                  DIVERSIFIED  5.8%
         840,000  General Electric Company                                                      20,454,000
         233,000  3M Company                                                                    28,728,900
                                                                                         -----------------
                                                                                                49,182,900
                                                                                         -----------------

     NUMBER                                                                                 MARKET VALUE
   OF SHARES                           SECURITY DESCRIPTION                                  (NOTE 2a.)
----------------  ------------------------------------------------------------------     -----------------
                  COMMON STOCK (CONTINUED)

                  FINANCIAL  16.1%
         680,000  St. Paul Companies, Inc.                                                     $23,154,000
         950,000  TCF Financial Corporation                                                     41,505,500
       1,340,350  U.S. Bancorp                                                                  28,442,227
         930,000  Wells Fargo & Company                                                         43,589,100
                                                                                         -----------------
                                                                                               136,690,827
                                                                                         -----------------

                  HEALTH CARE  21.2%
         820,000  Baxter International Inc.                                                     22,960,000
         570,000  Johnson & Johnson                                                             30,614,700
         940,000  Medtronic, Inc.                                                               42,864,000
         385,000  Merck & Co.                                                                   21,794,850
       1,090,000  Pfizer Inc.                                                                   33,321,300
         720,000  St. Jude Medical, Inc. *                                                      28,598,400
                                                                                         -----------------
                                                                                               180,153,250
                                                                                         -----------------

                  TECHNOLOGY  9.3%
       2,100,000  ADC Telecommunications Inc. *                                                  4,389,000
       1,180,000  Ceridian                                                                      17,015,600
       1,200,000  Corning Inc. *                                                                 3,972,000
       1,287,030  eFunds Corp. *                                                                11,724,843
         518,050  Emerson Electric Co.                                                          26,342,843
         658,750  Honeywell International Inc.                                                  15,810,000
                                                                                         -----------------
                                                                                                79,254,286
                                                                                         -----------------

                  UTILITIES  2.2%
         490,000  Verizon Communications                                                        18,987,500
                                                                                         -----------------

                  TOTAL COMMON STOCKS  97.0%
                  (cost $680,628,998)                                                         $825,244,088

     NUMBER                                                                                 MARKET VALUE
   OF SHARES                           SECURITY DESCRIPTION                                  (NOTE 2a.)
----------------  ------------------------------------------------------------------     -----------------
                  SHORT TERM INVESTMENTS  2.9%

      13,953,745  First American Prime Obligations Fund, Class I                               $13,953,745
      10,510,953  Merrill Lynch Institutional Money Market Fund                                 10,510,953
                                                                                         -----------------

                  TOTAL SHORT TERM INVESTMENTS  2.9%                                            24,464,698
                  (cost $24,464,698)                                                     -----------------

                  TOTAL INVESTMENTS  99.9%                                                     849,708,786
                  (cost $705,093,696)

                  OTHER ASSETS AND LIABILITIES (NET)  0.1%                                         593,153
                                                                                         -----------------

                  NET ASSETS:
                  Capital stock                                                                 $  172,633
                  Additional paid-in capital                                                   705,339,213
                  Accumulated undistributed net investment income                                   59,414
                  Accumulated undistributed net realized gain on investment                        115,589
                  Net unrealized appreciation of investments                                   144,615,090
                                                                                         -----------------

                  TOTAL NET ASSETS  100%                                                      $850,301,939
                                                                                         =================
                  (Net assets equal to $49.26 per share on 17,263,254 shares outstanding)

                  CAPITAL STOCK (par value $.01 a share)
                  Shares authorized                                                             25,000,000
                                                                                         ==================

*    Non income producing

SEE ACCOMPANYING `NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
Income:
     Dividends                                                             $13,762,822
     Other income                                                                1,110
                                                                           ------------
   TOTAL INCOME                                                                               $13,763,932

Expenses:
     Investment management fees (NOTE 5)                                     4,899,017
     Administrative fees                                                       694,068
     Transfer agent fees                                                       484,159
     Custodian fees                                                            164,493
     Legal and audit fees                                                       33,303
     Other fees and expenses                                                    15,297
                                                                           ------------
   TOTAL EXPENSES                                                                               6,290,337
                                                                                           ---------------
   NET INVESTMENT INCOME                                                                        7,473,595

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 4)
     Net realized gains on investments sold                                  4,161,596
     Unrealized depreciation of investments                                 (90,991,923)
                                                                           ------------
   NET LOSS ON INVESTMENTS                                                                     (86,830,327)
                                                                                           ---------------
   DECREASE IN NET ASSETS FROM OPERATIONS                                                     ($79,356,732)
                                                                                           ===============

SEE ACCOMPANYING `NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED DECEMBER 31
                                                                               2002              2001
                                                                         ---------------------------------
OPERATIONS
   Net investment income                                                    $  7,473,595      $  5,885,214
   Net realized gains on investments sold                                      4,161,596        24,041,922
   Unrealized (depreciation) appreciation of investments                     (90,991,923)       11,562,808
                                                                         ----------------     ------------
(DECREASE) INCREASE IN NET ASSETS                                            (79,356,732)       41,489,944
   FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                 (7,418,239)       (5,988,102)
   Short-term gain distributed as ordinary income                                  -            (1,917,313)
   From net realized gains                                                    (4,098,548)      (22,049,038)
                                                                         ----------------     ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                          (11,516,787)      (29,954,453)

CAPITAL STOCK TRANSACTIONS
   Proceeds from shares sold                                                 360,493,209       116,664,500
   Reinvestment of distributions from net investment
     income and net realized gains                                            10,523,089        27,561,263
   Cost of shares redeemed                                                  (108,867,528)      (58,402,984)
                                                                         ----------------     ------------
INCREASE IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                                                262,148,770        85,822,779
                                                                         ----------------     ------------

TOTAL INCREASE IN NET ASSETS                                                 171,275,251        97,358,270

NET ASSETS
   Beginning of year                                                         679,026,689       581,668,419
                                                                         ----------------     ------------
   End of year (including accumulated undistributed
     net investment income of $59,414 and $4,058, respectively)             $850,301,939      $679,026,689
                                                                         ================     ============
CHANGES IN CAPITAL STOCK

   Shares sold                                                                 6,674,796         2,220,122
   Shares issued for reinvested distributions                                    211,741           504,953
   Shares redeemed                                                            (2,114,247)       (1,125,130)
                                                                         ----------------     ------------
NET INCREASE IN SHARES                                                         4,772,290         1,599,945
                                                                         ================     ============

SEE ACCOMPANYING `NOTES TO FINANCIAL STATEMENTS'.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

Note 1 -- The Fund is registered under the Investment Company Act of 1940
          (as amended) as a diversified, no-load, open-end management investment company. The objective of the Fund is to provide shareholders with a diversified holding of common stocks which appear to offer possibilities for long-term appreciation.

Note 2 -- Significant accounting polices of the Fund are as follows:

          (a) Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For securities where quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by procedures established and approved by the adviser, Mairs and Power, Inc. and the Fund's Board of Directors.

          (b) Security transactions are recorded on the date on which securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are reported on an identified cost basis.

          (c) The Fund is a "regulated investment company" as defined in Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to make distributions of income and security gains sufficient to relieve it from all or substantially all excise and income taxes.

          (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Note 3 -- Purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 2002 aggregated $267,344,229 and $9,733,942, respectively.

Note 4 -- Net unrealized appreciation on investments for federal income tax purposes aggregated $144,615,090, of which $202,945,338 related to appreciated investment securities and $58,330,248 related to depreciated investment securities. Aggregate cost of investments for federal income tax purposes was $705,093,696. There is no difference between the book basis and tax basis of distributable earnings at December 31, 2002, and no difference between the book basis and tax basis of dividends paid during the year then ended.

Note 5 -- The investment management fees were paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment management fees were paid to the adviser pursuant to an advisory agreement approved by the directors of the Fund. The management fee is computed each month at an annual rate of .60% of the net asset value of the Fund on the last valuation day of the month. At December 31, 2002, the amount payable by the Fund to Mairs and Power, Inc. was $415,444. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended totaling $107,350 in 2002. No compensation was paid to any other director or officer of the Fund.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Mairs and Power Growth Fund, Inc.

We have audited the accompanying statement of net assets of Mairs and Power Growth Fund, Inc. (the Fund) as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mairs and Power Growth Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Minneapolis, MN
January 24, 2003

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                                              PER SHARE
                                                   --------------------------------------------------------
                                                                DISTRIBUTIONS    DIVIDENDS   PERFORMANCE OF
                                                                 OF REALIZED      FROM NET     AN ASSUMED
                     SHARES         TOTAL NET      NET ASSET     SECURITIES      INVESTMENT   INVESTMENT OF
    DATES          OUTSTANDING       ASSETS          VALUE          GAINS          INCOME       $10,000*
-------------     ------------    ------------     ---------    --------------   ----------  --------------
Dec. 31, 1978       1,996,530     $ 13,282,487      $  6.66                       $ 0.18       $  10,985
Dec. 31, 1979       1,829,270     $ 14,104,765      $  7.71                       $ 0.23       $  13,122
Dec. 31, 1980       1,681,764     $ 14,540,014      $  8.65                       $ 0.28       $  15,236
Dec. 31, 1981       1,723,356     $ 13,148,158      $  7.63        $ 0.37         $ 0.30       $  14,658
Dec. 31, 1982       1,701,884     $ 16,784,217      $  9.86        $ 0.29         $ 0.25       $  20,398
Dec. 31, 1983       1,763,184     $ 18,972,177      $ 10.76        $ 0.35         $ 0.24       $  23,613
Dec. 31, 1984       1,744,138     $ 17,304,204      $  9.92        $ 0.38         $ 0.23       $  23,135
Dec. 31, 1985       1,713,476     $ 21,553,457      $ 12.58        $ 0.43         $ 0.23       $  31,180
Dec. 31, 1986       1,787,700     $ 22,235,453      $ 12.44        $ 1.37         $ 0.20       $  34,779
Dec. 31, 1987       1,828,278     $ 19,816,097      $ 10.84        $ 1.15         $ 0.24       $  33,968
Dec. 31, 1988       1,858,078     $ 20,630,251      $ 11.11        $ 0.61         $ 0.21       $  37,358
Dec. 31, 1989       1,733,168     $ 22,630,081      $ 13.06        $ 0.92         $ 0.22       $  47,844
Dec. 31, 1990       1,734,864     $ 22,501,587      $ 12.97        $ 0.35         $ 0.21       $  49,599
Dec. 31, 1991       1,808,046     $ 31,440,529      $ 17.39        $ 0.79         $ 0.20       $  70,456
Dec. 31, 1992       1,913,628     $ 34,363,306      $ 17.96        $ 0.58         $ 0.20       $  75,979
Dec. 31, 1993       2,012,570     $ 39,081,010      $ 19.42        $ 0.61         $ 0.22       $  85,749
Dec. 31, 1994       2,128,038     $ 41,889,850      $ 19.69        $ 0.49         $ 0.33       $  90,578
Dec. 31, 1995       2,490,650     $ 70,536,880      $ 28.32        $ 0.76         $ 0.28       $ 135,249
Dec. 31, 1996       4,322,492     $150,161,759      $ 34.74        $ 0.70         $ 0.36       $ 170,961
Dec. 31, 1997       9,521,030     $412,590,619      $ 43.34        $ 0.96         $ 0.39       $ 219,941
Dec. 31, 1998      12,525,664     $580,460,523      $ 46.34        $ 0.68         $ 0.36       $ 240,546
Dec. 31, 1999      11,771,794     $546,836,085      $ 46.46        $ 2.74         $ 0.47       $ 257,773
Dec. 31, 2000      10,891,038     $581,668,419      $ 53.41        $ 4.82         $ 0.55       $ 326,033
Dec. 31, 2001      12,490,964     $679,026,689      $ 54.36        $ 2.00         $ 0.51       $ 347,144
Dec. 31, 2002      17,263,254     $850,301,939      $ 49.26        $ 0.24         $ 0.45       $ 318,949

* ASSUMES THE REINVESTMENT OF ALL INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FOR A $10,000 INVESTMENT MADE AT THE BEGINNING OF 1978.

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                                 AVERAGE ANNUAL TOTAL RETURNS

THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED DECEMBER 31, 2002) ARE AS FOLLOWS:

   1 YEAR: -8.1%                 5 YEARS: +7.7%                10 YEARS: +15.4%

THE TOTAL RETURN DATA REPRESENTS PAST PERFORMANCE, AND THE INVESTMENT RETURN AND
 PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
  WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON
              FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ADDITIONAL SHAREHOLDER INFORMATION
DECEMBER 31, 2002

An annual meeting of the Fund's shareholders was held on May 20, 2002. The number of outstanding shares of common stock on record date, April 1, 2002, for the Mairs and Power Growth Fund was 14,282,330. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, and the number of abstentions with respect to such matters, are set forth below.

(a)  The Fund's shareholders elected the following directors:

          DIRECTOR'S NAME                VOTES FOR               VOTES WITHHELD
          ---------------                ---------               --------------
     George A. Mairs                     7,608,180                   118,744
     William B. Frels                    7,610,128                   116,796
     Peter G. Robb                       7,610,450                   116,474
     J. Thomas Simonet                   7,658,611                   68,313
     Charlton Dietz                      7,664,408                   62,515
     Norbert J. Conzemius                7,670,164                   56,760
     Charles M. Osborne                  7,667,740                   59,184

(b) The Fund's shareholders ratified the selection by the Fund's Board of Directors of Ernst & Young LLP as the Fund's independent public accountant for the Fund for the fiscal year ending December 31, 2002. The following votes were cast regarding this matter:

              VOTES FOR                 VOTES AGAINST               ABSTENTIONS
              ---------                 -------------               -----------
              7,556,155                    77,827                     92,943

(c)  There were no other matters voted on or discussed.

DIRECTORS AND OFFICERS

Information pertaining to the Directors and Officers of Mairs and Power Growth Fund, Inc. is set forth below. The statement of additional information (SAI) includes additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-304-7404 or can be downloaded from our website at www.mairsandpower.com.

                                 POSITION(S)                                                NUMBER OF
                                 HELD  WITH                                                 PORTFOLIOS IN    OTHER
                                 FUND AND                                                   FUND COMPLEX     DIRECTORSHIPS
                                 LENGTH OF TIME   PRINCIPAL OCCUPATION(S) DURING PAST       OVERSEEN BY      HELD BY TRUSTEE
NAME, (AGE) AND ADDRESS(1)       SERVED(2)        FIVE YEARS                                DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

                                       INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
George A. Mairs, III (74)        President and    Chairman of the Investment Adviser               2               N/A
                                 Director since
                                 1980

William B. Frels (63)            Secretary and    President and Treasurer of the                   2               N/A
                                 Director since   Investment Adviser
                                 1992

Peter G. Robb (54)               Vice President   Vice President and Secretary of the              2               N/A
                                 since 1994;      Investment Adviser
                                 Director since
                                 1995

                                  INTERESTED PRINCIPAL OFFICER WHO IS NOT A DIRECTOR
Lisa J. Hartzell (57)            Treasurer        Manager of Mutual Fund Services of the          N/A              N/A
                                 since 1996       Investment Adviser

                                                  DISINTERESTED DIRECTORS
J. Thomas Simonet (76)           Director from    Retired Chief Executive Officer, US              2               N/A
332 Minnesota Street             1992 to Sep      Bank Trust National Association
Suite E1430                      2002             (formerly First Trust National
St. Paul, MN  55101                               Association)

Charlton Dietz (71)              Director since   Retired Senior Vice President, Legal             2               N/A
30 Seventh Street East           1997             Affairs and General Counsel, Minnesota
Suite 3050                                        Mining and Manufacturing Company
St. Paul, MN  55101

Norbert J. Conzemius (61)        Director since   Retired Chief Executive Officer, Road            2               N/A
                                 2000             Rescue Incorporated

                                 POSITION(S)                                                NUMBER OF
                                 HELD  WITH                                                 PORTFOLIOS IN    OTHER
                                 FUND AND                                                   FUND COMPLEX     DIRECTORSHIPS
                                 LENGTH OF        PRINCIPAL OCCUPATION(S) DURING PAST       OVERSEEN BY      HELD BY TRUSTEE
NAME, (AGE) AND ADDRESS(1)       TIME SERVED(2)   FIVE YEARS                                DIRECTOR
----------------------------------------------------------------------------------------------------------------------------

                                                  DISINTERESTED DIRECTORS
Charles M. Osborne (49)          Director         *   Chief Financial Officer,                     2              N/A
                                 since 2001           University of Minnesota Foundation
                                                      (2000 to present);
                                                  *   Executive Vice President and
                                                      Chief Financial Officer, 21 North
                                                      Main, Inc. (2000);
                                                  *   Partner, Gateway Alliance
                                                      (1999-present);
                                                  *   Director, Northstar
                                                      Photonics (1999-present);
                                                  *   Chief Financial Officer
                                                      (1998), Vice President and General
                                                      Manager, MN (1999), Vice President
                                                      Corporate Human Resources, IA
                                                      (2000), McLeod USA/Ovation
                                                      Communications;
                                                  *   President and Chief
                                                      Operating Officer, Graco, Inc.
                                                      (1997-1998).

Edward C. Stringer (67  )        Director         *   Shareholder (2002 - present),                2              N/A
2200 First National Bank         since                Briggs and Morgan, P.A.
Building                         October          *   Associate Justice, State of
St. Paul, MN  55101              2002                 Minnesota Supreme Court
                                                      (1994-2002).


(1) Unless otherwise indicated, the mailing address of each officer and director is: 332 Minnesota Street, Suite W1520, Saint Paul, MN 55101.

(2) Each Director serves until elected at each annual meeting, or until his successor is appointed. Each officer is elected annually.

                        MAIRS AND POWER GROWTH FUND, INC.

                               INVESTMENT ADVISER
                              Mairs and Power, Inc.
                       W1520 First National Bank Building
                              332 Minnesota Street
                           Saint Paul, Minnesota 55101

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                               INDEPENDENT AUDITOR
                               Ernst & Young, LLP
                                   Suite1400
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

              FOR ANY SHAREHOLDER ACCOUNT INFORMATION AND INQUIRIES

                        Call 1-800-304-7404 or write to:

       (REGULAR MAIL ADDRESS)              (OVERNIGHT OR EXPRESS MAIL ADDRESS)
       ----------------------              ----------------------------------
    Mairs and Power Growth Fund                Mairs and Power Growth Fund
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
      615 East Michigan Street                          3rd Floor
           P. O. Box 701                         615 East Michigan Street
  Milwaukee, Wisconsin 53201-0701               Milwaukee, Wisconsin 53202

For Fund literature and information, you can also visit the Fund's web site at:
                              www.mairsandpower.com

                                 MAIRS AND POWER

                                   GROWTH FUND

Item 2.   Code of Ethics.

          Omitted pursuant to transition provisions for investment companies with a fiscal period ending on or before July 15, 2003.

Item 3.   Audit Committee Financial Expert

          Omitted pursuant to transition provisions for investment companies with a fiscal period ending on or before July 15, 2003.

Item 9.   Controls and Procedures

          Omitted pursuant to transition provisions for investment companies with a fiscal period ending on or before March 31, 2003.

Item 10.  Exhibits

          (a) Omitted pursuant to transition provisions for investment companies with a fiscal period ending on or before July 15, 2003.

          (b) Certification required by Rule 30a-2 are attached as exhibits to this form.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   MAIRS AND POWER GROWTH FUND, INC.

By (Signature and Title)

* /s/ George A. Mairs, III
-------------------------------------
      GEORGE A. MAIRS, III, PRESIDENT

Date  March 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

* /s/ George A. Mairs, III
-------------------------------------
      GEORGE A. MAIRS, III, PRESIDENT

Date  March 4, 2003


By (Signature and Title)

* /s/ Lisa J. Hartzell
---------------------------------
      LISA J. HARTZELL, TREASURER

Date  March 4, 2003